GMO Small Cap Quality Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
GMO Small Cap Quality Fund | Class VI
Prospectus [Line Items]
Annual Return [Percent]	(1.38%)	9.36%	32.79%